Cash and cash equivalents - Disclosure of cash and cash equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash at banks	€ 13,176	€ 4,638
Money market securities measured at FVTPL	25,042	16,495
Other cash and cash equivalents	11,411	1,760
Total Cash and cash equivalents	€ 49,629	€ 22,893	[1]

[1]	Refer to Note 3, Scope of consolidation